Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 17, 2021	Mar. 31, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share)		$ 10	$ 10
Transaction costs		$ 19,416,464	$ 19,416,464
Cash underwriting fees		6,900,000	6,900,000
Deferred underwriting fees		12,075,000	12,075,000
Other offering costs		$ 441,464	$ 441,464
Assets held in the trust account, percentage		80.00%	80.00%
Outstanding voting security percentage		50.00%	50.00%
Trust account price per share (in Dollars per share)		$ 10	$ 10
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate share price, percentage		15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%
Dissolution expenses		$ 100,000	$ 100,000
Initial public offering unit price per share (in Dollars per share)		$ (10)
Trust account transaction, description		(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	(i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Operating bank account			$ 500,000
Working capital deficit			$ 1,700,000
Merger agreement description		The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”): (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the General Corporation Law of the State of Delaware, as amended, Merger Sub will merge with and into Voltus, the separate corporate existence of Merger Sub will cease and Voltus will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”); (ii) at the Closing, the Company will be renamed “Voltus Technologies, Inc.” (post-Merger Company is referred to herein as “Voltus Technologies, Inc.”); (iii) as a result of the Merger, among other things, all shares of capital stock of Voltus outstanding as of immediately prior to the effective time of the Merger will be canceled in exchange for the right to receive shares of Class A common stock, par value $0.0001 per share, of the Company (“Broadscale Common Stock”); (iv) as a result of the Merger, all Voltus equity awards outstanding as of immediately prior to the effective time of the Merger will be converted into awards based on Broadscale Common Stock, upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the effective time of the Merger; (v) at the Closing, the total number of shares of Broadscale Common Stock issuable to existing holders of Voltus capital stock or pursuant to the aforementioned converted equity awards shall be equal to the quotient obtained by dividing (x) $750,000,000 (subject to increase by an amount equal to the aggregate exercise prices of all converted equity awards) by (y) $10.00; and (vi) upon the Closing, existing holders of Voltus capital stock and equity awards will have the right to receive up to an aggregate of 10,000,000 additional shares of Broadscale Common Stock in three substantially equal tranches which are issuable upon the achievement of share price thresholds for Broadscale Common Stock of $12.50, $15.00 and $17.50, respectively, as set forth in the Merger Agreement.	(iii) as a result of the Merger, among other things, all shares of capital stock of Voltus outstanding as of immediately prior to the effective time of the Merger will be canceled in exchange for the right to receive shares of Class A common stock, par value $0.0001 per share, of the Company (“Broadscale Common Stock”); (iv) as a result of the Merger, all Voltus equity awards outstanding as of immediately prior to the effective time of the Merger will be converted into awards based on Broadscale Common Stock, upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the effective time of the Merger; (v) at the Closing, the total number of shares of Broadscale Common Stock issuable to existing holders of Voltus capital stock or pursuant to the aforementioned converted equity awards shall be equal to the quotient obtained by dividing (x) $750,000,000 (subject to increase by an amount equal to the aggregate exercise prices of all converted equity awards) by (y) $10.00; and (vi) upon the Closing, existing holders of Voltus capital stock and equity awards will have the right to receive up to an aggregate of 10,000,000 additional shares of Broadscale Common Stock in three substantially equal tranches which are issuable upon the achievement of share price thresholds for Broadscale Common Stock of $12.50, $15.00 and $17.50, respectively, as set forth in the Merger Agreement.
Purchase price per share (in Dollars per share)		$ 10
Aggregate amount		$ 100,000,000
Shares of common stock		$ 10,000,000
Warrants exercisable (in Shares)		6,200,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds	$ 345,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unit price per share (in Dollars per share)	$ 10
Net proceeds	$ 345,000,000
Shares issued price, per share (in Dollars per share)	$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		6,266,667	6,266,667
Unit price per share (in Dollars per share)		$ 1.5	$ 1.5
Gross proceeds of private placement		$ 9,400,000	$ 9,400,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)		6,266,667	6,266,667
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	34,500,000
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	4,500,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering unit price per share (in Dollars per share)			$ (10)